Consolidated Statements of Financial Position - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	€ 48,503	€ 12,927
Current assets
Deferred tax assets	99,339	0
Receivables	569,578	210,843
Other current assets	1,753,327	47,536
Cash and cash equivalents	98,628,871	20,326,372
Total assets	101,099,618	20,597,678
Equity
Share capital	235,693	130,962
Share premium	138,034,580	36,624,697
Other reserves	1,979,875	392,139
Currency translation reserve	(4,365)
Accumulated loss	(44,459,954)	(18,474,250)
Total equity	95,785,829	18,673,548
Current liabilities
Trade and other payables	846,952	517,771
Accrued liabilities	4,466,837	1,406,359
Total liabilities	5,313,789	1,924,130
Total equity and liabilities	€ 101,099,618	€ 20,597,678